Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
1
Shares Security Description Value
Common Stock - 96.7%
Business Services / Industrials - 0.5%
4,555 ASGN, Inc.
(a)
$ 515,353
Communication Services - 0.8%
30,265 Magnite, Inc.
(a)
847,420
Consumer Discretionary - 15.3%
30,985 Academy Sports & Outdoors,
Inc.
(a)
1,240,020
26,520 Boot Barn Holdings, Inc.
(a)
2,356,832
15,115 Crocs, Inc.
(a)
2,168,700
35,565 Dave & Buster's Entertainment,
Inc.
(a)
1,363,207
8,010 Fox Factory Holding Corp.
(a)
1,157,765
13,345 Gentherm, Inc.
(a)
1,080,011
16,795 Papa John's International, Inc. 2,132,797
6,605 Planet Fitness, Inc., Class A
(a)
518,823
11,540 Red Rock Resorts, Inc., Class A
(a)
591,079
11,365 Revolve Group, Inc.
(a)
702,016
9,405 The Lovesac Co.
(a)
621,576
19,775 YETI Holdings, Inc.
(a)
1,694,520
15,627,346
Consumer Staples - 2.6%
13,555 Celsius Holdings, Inc.
(a)
1,221,170
58,205 Sovos Brands, Inc.
(a)
811,959
24,575 The Beauty Health Co.
(a)
638,213
2,671,342
Energy - 2.5%
37,030 Magnolia Oil & Gas Corp. 658,764
49,150 Matador Resources Co. 1,869,666
2,528,430
Financials - 5.0%
18,010 Argo Group International Holdings,
Ltd. 940,482
40,945 ConnectOne Bancorp, Inc. 1,228,760
61,000 The Bancorp, Inc.
(a)
1,552,450
34,095 Veritex Holdings, Inc. 1,341,979
5,063,671
Health-Care Equipment & Services - 19.5%
29,745 Acadia Healthcare Co., Inc.
(a)
1,897,136
10,655 AMN Healthcare Services, Inc.
(a)
1,222,661
5,450 AtriCure, Inc.
(a)
379,047
7,672 Axonics, Inc.
(a)
499,370
12,435 Biohaven Pharmaceutical Holding
Co., Ltd.
(a)
1,727,346
21,735 BioLife Solutions, Inc.
(a)
919,825
28,560 Cutera, Inc.
(a)
1,330,896
6,805 Inmode, Ltd.
(a)
1,085,057
4,350 Inspire Medical Systems, Inc.
(a)
1,013,028
2,760 Medpace Holdings, Inc.
(a)
522,413
Shares Security Description Value
Health-Care Equipment & Services - 19.5% (continued)
6,635 Omnicell, Inc.
(a)
$ 984,833
20,590 OptimizeRx Corp.
(a)
1,761,475
20,965 OrthoPediatrics Corp.
(a)
1,373,417
8,795 Shockwave Medical, Inc.
(a)
1,810,715
7,570 STAAR Surgical Co.
(a)
972,972
10,955 Tandem Diabetes Care, Inc.
(a)
1,307,808
25,980 Vocera Communications, Inc.
(a)
1,188,845
19,996,844
Industrials - 18.1%
9,690 Advanced Drainage Systems, Inc. 1,048,167
2,560 Allegiant Travel Co.
(a)
500,429
27,785 Calix, Inc.
(a)
1,373,413
13,825 Casella Waste Systems, Inc.
(a)
1,049,870
11,075 Chart Industries, Inc.
(a)
2,116,543
19,145 Clean Harbors, Inc.
(a)
1,988,591
3,185 Eagle Materials, Inc. 417,745
9,150 GXO Logistics, Inc.
(a)
717,726
8,905 John Bean Technologies Corp. 1,251,598
17,570 Kornit Digital, Ltd.
(a)
2,543,082
20,985 Montrose Environmental Group,
Inc.
(a)
1,295,614
13,250 Sun Country Airlines Holdings,
Inc.
(a)
444,405
19,260 Terex Corp. 810,846
21,145 The Shyft Group, Inc. 803,721
39,165 Titan Machinery, Inc.
(a)
1,014,765
5,350 TopBuild Corp.
(a)
1,095,734
18,472,249
Information Technology - 5.6%
7,765 SiTime Corp.
(a)
1,585,380
20,980 Sprout Social, Inc., Class A
(a)
2,558,511
26,020 Varonis Systems, Inc.
(a)
1,583,317
5,727,208
Materials - 2.3%
57,710 Livent Corp.
(a)
1,333,678
33,045 Summit Materials, Inc., Class A
(a)
1,056,449
2,390,127
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
7,845 Alpha Teknova, Inc.
(a)
195,262
44,845 BioCryst Pharmaceuticals, Inc.
(a)
644,422
2,525 Intellia Therapeutics, Inc.
(a)
338,729
9,540 Vericel Corp.
(a)
465,552
1,643,965
Technology - 22.9%
18,640 3D Systems Corp.
(a)
513,905
7,225 Ambarella, Inc.
(a)
1,125,221
10,095 Asana, Inc., Class A
(a)
1,048,265
31,680 Brilliant Earth Group, Inc.
(a)
424,512
5,170 Cerence, Inc.
(a)
496,889

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
2
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry. The Level 2 value displayed in this table is a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 22.9% (continued)
23,090 CommVault Systems, Inc.
(a)
$ 1,738,908
8,720 Digital Turbine, Inc.
(a)
599,500
5,015 DigitalOcean Holdings, Inc.
(a)
389,314
7,810 Diodes, Inc.
(a)
707,508
5,890 EngageSmart, Inc.
(a)
200,613
76,215 Extreme Networks, Inc.
(a)
750,718
23,050 Flywire Corp.
(a)
1,010,512
13,270 ForgeRock, Inc.
(a)
516,601
20,195 Instructure Holdings, Inc.
(a)
456,205
43,565 Integral Ad Science Holding
Corp.
(a)
898,746
16,450 Lattice Semiconductor Corp.
(a)
1,063,492
7,460 Manhattan Associates, Inc.
(a)
1,141,604
29,610 MaxLinear, Inc.
(a)
1,458,292
26,870 Nutanix, Inc., Class A
(a)
1,012,999
24,585 PagerDuty, Inc.
(a)
1,018,311
35,585 Paycor HCM, Inc.
(a)
1,251,169
13,545 Rapid7, Inc.
(a)
1,530,856
12,900 Silicon Motion Technology Corp.,
ADR 889,842
3,925 SPS Commerce, Inc.
(a)
633,142
8,060 Synaptics, Inc.
(a)
1,448,624
8,365 Vicor Corp.
(a)
1,122,248
23,447,996
Total Common Stock (Cost $85,120,047) 98,931,951
Shares Security Description Value
Money Market Fund - 5.7%
5,878,617 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $5,878,617) 5,878,617
Investments, at value - 102.4% (Cost
$90,998,664) $ 104,810,568
Other Assets & Liabilities, Net - (2.4)% (2,492,431)
Net Assets - 100.0% $ 102,318,137
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 98,931,951
Level 2 - Other Significant Observable Inputs 5,878,617
Level 3 - Significant Unobservable Inputs –
Total $ 104,810,568